UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz             New York, New York         November 14, 2012
-------------------------         --------------------        -----------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        19
                                                   -------------------------
Form 13F Information Table Value Total:                      $40,623
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                  Quarter Ended September 30, 2012

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                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------
C&J ENERGY SVCS INC      COM              12467B304    1,692   85,000 SH       SOLE                 85,000
CABOT OIL & GAS CORP     COM              127097103      629   14,000 SH       SOLE                 14,000
CALPINE CORP             COM NEW          131347304    1,990  115,015 SH       SOLE                115,015
DELTA AIR LINES INC DEL  COM NEW          247361702    1,924  210,000 SH       SOLE                210,000
EQT CORP                 COM              26884L109    2,242   38,000 SH       SOLE                 38,000
GAFISA S A               SPONS ADR        362607301    1,442  330,000 SH       SOLE                330,000
GILDAN ACTIVEWEAR INC    COM              375916103    1,426   45,000 SH       SOLE                 45,000
ISHARES INC              MSCI MEX INVEST  464286822    3,923   60,000 SH       SOLE                 60,000
ISHARES TR               MSCI EMERG MKT   464287234    8,265  200,000 SH  CALL SOLE                200,000
LINKEDIN CORP            COM CL A         53578A108    1,035    8,600 SH       SOLE                  8,600
MARKET VECTORS ETF TR    JR GOLD MINERS E 57060U589    2,225   90,000 SH       SOLE                 90,000
NETAPP INC               COM              64110D104    2,219   67,500 SH       SOLE                 67,500
OPENTABLE INC            COM              68372A104      707   17,000 SH       SOLE                 17,000
SANDISK CORP             COM              80004C101    1,846   42,500 SH       SOLE                 42,500
SCHLUMBERGER LTD         COM              806857108    1,013   14,000 SH       SOLE                 14,000
SELECT SECTOR SPDR TR    SBI INT-FINL     81369Y605      935   60,000 SH       SOLE                 60,000
SPDR SERIES TRUST        S&P METALS MNG   78464A755    1,741   40,000 SH       SOLE                 40,000
SPDR SERIES TRUST        S&P RETAIL ETF   78464A714    2,196   35,000 SH       SOLE                 35,000
UNITED RENTALS INC       COM              911363109    3,173   97,000 SH       SOLE                 97,000
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